Risk Management Arising From Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cash and Cash Equivalents fair value disclosure	$ 44,395,988	$ 23,388,916
Accounts Receivable fair value disclosure	91,126,923	82,867,225
Fair value concentration of risk foreign currency contracts	$ 0	$ 0